Defined Asset Funds[Registered]

HOME  |  FUND DIRECTORY  |   FEATURES & EVENTS

Today's Date:  May 26, 2000

FUND PERFORMANCE
 Stock Funds
   Domestic Funds
   International Funds
   Sector Funds
 Performance
   Strategy
   Concept
 Prices
   Domestic Funds
   International Funds
   Sector Funds
 Fund Search Tools
   Fund Finder
   Advanced Finder

Performance For Period Ending March 31, 2000 (including annual rollovers)

Series   Inception    One-Year     Performance      Five-Year     Performance      Since     Inception Date
           Date         Total     Average Annual      Total      Average Annual    Total      Average Annual
                       Return         Return          Return        Return         Return         Return
DOMESTIC
2000 Year-Ahead Portfolio

Series
00A       12/13/99       N/A           N/A              N/A           N/A            9.82%          N/A

Baby Boom Economy Portfolios[service mark] -- Growth

Series
99A        3/23/99     54.56%        54.56%             N/A           N/A           59.19%        57.42%

Earnings Growth Consistency Portfolio

Series
00A         3/3/00       N/A           N/A              N/A           N/A           13.16%          N/A

Institutional Holdings Portfolio

Series
99A         5/4/99       N/A           N/A              N/A           N/A           56.43%          N/A



Series
99B         9/3/99       N/A           N/A              N/A           N/A           14.87%          N/A

Series
99C       12/15/99       N/A           N/A              N/A           N/A            7.16%          N/A

Series
00A         3/1/00       N/A           N/A              N/A           N/A            3.80%          N/A

Premier American Portfolio

Series
004         1/8/97     -3.06%        -3.06%             N/A           N/A           61.39%        15.99%

Series
005         4/2/98     -3.96%        -3.96%             N/A           N/A            1.05%         0.53%

Series
006        9/11/98    -13.26%       -13.26%             N/A           N/A            3.42%         2.19%

Series
007        2/19/99      1.60%         1.60%             N/A           N/A            3.43%         3.08%

Series
008        8/24/99       N/A           N/A              N/A           N/A            6.47%          N/A

Principled Values Portfolio[service mark]

Series
003        1/29/99       N/A           N/A              N/A           N/A           25.16%        22.41%

Series
004        7/12/99       N/A           N/A              N/A           N/A           14.78%          N/A

Series
00A         2/4/00       N/A           N/A              N/A           N/A           -1.46%          N/A

S&P 500 Trust

Series
001(*)     5/26/83     15.11%        15.11%          214.59%        25.73%         431.95%        18.18%

Series
002        2/19/92     15.21%        15.21%          217.66%        25.97%         321.18%        19.38%

S&P MidCap Trust

Series

                                                2



001        2/19/92     35.01%        35.01%          183.74%        23.16%         258.18%        17.02%

Select Large-Cap Growth Portfolio

Series
001         4/6/99       N/A           N/A              N/A           N/A            2.81%          N/A

Series
002        7/20/99       N/A           N/A              N/A           N/A           -0.16%          N/A

Standard & Poor's Industry Turnaround Portfolio

Series
002         4/3/98    -22.02%       -22.02%             N/A           N/A          -35.14%       -19.51%

Series
003        9/16/98    -15.28%       -15.28%             N/A           N/A          -11.31%        -7.50%

Western Premier Portfolio

Series
0A          2/7/00       N/A           N/A              N/A           N/A           30.22%          N/A

INTERNATIONAL

European Monetary Union Portfolio

Series
001        5/13/98     41.49%        41.49%             N/A           N/A           46.34%        22.39%

Multinational Portfolio

Series
99A       11/18/99       N/A           N/A              N/A           N/A            9.55%          N/A

Pacific Rim Portfolio

Series
99A        7/29/99       N/A           N/A              N/A           N/A           35.15%          N/A

Series
00A        2/18/00       N/A           N/A              N/A           N/A           -0.96%          N/A

Premier World Portfolio

Series
001         8/7/97     55.34%        55.34%             N/A           N/A          110.36%        32.40%


                                                3




Series
002         8/3/98     17.92%        17.92%             N/A           N/A           20.09%        11.66%

Year-Ahead International Portfolio

Series
00A       12/13/99       N/A           N/A              N/A           N/A           11.33%          N/A

SECTOR

Biotechnology Portfolio

Series
001        3/25/99    128.89%       128.89%             N/A           N/A          123.20%       119.85%

Series
99B       10/13/99       N/A           N/A              N/A           N/A           69.26%          N/A

Series
00A         3/2/00       N/A           N/A              N/A           N/A          -27.98%          N/A

Broadband Portfolio

Series
00A        1/21/00       N/A           N/A              N/A           N/A           28.89%          N/A

Series
00B        3/16/00       N/A           N/A              N/A           N/A           -5.96%          N/A

Cohen & Steers Realty Majors[service mark] Portfolio

Series
001        4/23/98      0.91%         0.91%             N/A           N/A           -8.72%        -4.59%

Defined Technology Portfolio[service mark]

Series
003         5/5/99       N/A           N/A              N/A           N/A          114.20%          N/A

Series
99C        8/30/99       N/A           N/A              N/A           N/A           81.71%          N/A

Series
99D       12/17/99       N/A           N/A              N/A           N/A           31.42%          N/A

Series
00A        1/24/00       N/A           N/A              N/A           N/A           15.86%          N/A


                                                4



Series
00B        3/28/00       N/A           N/A              N/A           N/A          -10.91%          N/A

Energy Portfolio

Series
99A       10/22/99       N/A           N/A              N/A           N/A            9.50%          N/A

Financial Services Portfolio

Series
002         4/9/98     -3.54%        -3.54%             N/A           N/A          -22.26%       -11.95%

Series
99A        9/15/99       N/A           N/A              N/A           N/A            2.02%          N/A

Health Care Trust

Series
003         4/9/98     22.38%        22.38%             N/A           N/A           13.53%         6.63%

Series
004        1/20/99     17.77%        17.77%             N/A           N/A           22.93%        18.87%

Series
005        7/16/99       N/A           N/A              N/A           N/A           11.44%          N/A

Series
00A        1/13/00       N/A           N/A              N/A           N/A            5.14%          N/A

Internet Portfolio

Series
99A         9/2/99       N/A           N/A              N/A           N/A          159.89%          N/A

Series
99D        12/2/99       N/A           N/A              N/A           N/A           32.10%          N/A

Series
00A        1/14/00       N/A           N/A              N/A           N/A           12.28%          N/A

Series
00B        3/22/00       N/A           N/A              N/A           N/A          -17.71%          N/A

Real Estate Income Fund

Series


                                       5


002        6/25/96      7.51%         7.51%             N/A           N/A           38.91%         9.12%

Series
003       10/30/98     -3.01%        -3.01%             N/A           N/A           -9.85%        -7.04%

Series
004        5/12/99       N/A           N/A              N/A           N/A          -11.12%          N/A

Tele-Global Trust

Series
004        8/13/98    151.97%       151.97%             N/A           N/A          223.64%       105.29%

Series
005        1/25/99     85.55%        85.55%             N/A           N/A           81.23%        65.46%

Series
006        7/15/99       N/A           N/A              N/A           N/A           88.73%          N/A

Series
00A        2/16/00       N/A           N/A              N/A           N/A            3.63%          N/A

Utility Portfolio

Series
001        6/18/98      0.84%         0.84%             N/A           N/A           -9.58%        -5.48%

Series
002        12/1/98     -4.39%        -4.39%             N/A           N/A          -16.06%       -12.32%

Series
003        5/13/99       N/A           N/A              N/A           N/A          -10.15%          N/A

Series
99B        12/7/99       N/A           N/A              N/A           N/A            1.24%          N/A

(*) The 'Since Inception Date' figures for this fund represent latest 10 years, rather than since inception. Past performance is no indication of future results. Principal value, unit prices and investment returns fluctuate with changes in market conditions. Your investment may be worth more or less than your original cost when you redeem. Return figures represent changes in unit price plus reinvestment of income and principal distributions and reflect deduction of maximum applicable sales charges and expenses.

Contact your Financial Professional for a free prospectus (or download one from this site) containing more complete information on any Defined Asset Fund, including sales charges, expenses and risks. Please read it carefully before you invest or send money.


                                                6